Notes Payable - Schedule of Notes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Proforma Debt Instrument [Line Items]
Notes payable	$ 1,093,375	$ 1,086,875
LIBOR First Lien Term Loan [Member]
Proforma Debt Instrument [Line Items]
Notes payable	1,026,375	1,036,875
LIBOR Revolver Loan [Member]
Proforma Debt Instrument [Line Items]
Notes payable	$ 67,000	$ 50,000